Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share

16. Net Loss per share

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (‘‘EPS’’) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2015, 2016 and 2017, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were nil, nil and 11,302,024 on a weighted average basis, respectively. For the years ended December 31, 2015, 2016 and 2017, the Series A, Series B and Series C Preference Shares convertible into ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 708,135,775, 733,840,400 and 631,303,796 on a weighted average basis, respectively.

16. Net Loss per share (continued)

Basic earnings (loss) per share and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2015, 2016 and 2017 as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net profit attributable to PPDai Group Inc.	(72,140)	501,490	1,082,983
Accretion on Series A convertible redeemable preferred shares redemption value	(53,526)	(236,662)	(1,237,274)
Accretion on Series B convertible redeemable preferred shares redemption value	(39,029)	(171,106)	(905,861)
Accretion on Series C convertible redeemable preferred shares redemption value	(16,237)	(154,254)	(930,336)
Net loss attributable to ordinary shareholders-Basic and diluted	(180,932)	(60,532)	(1,990,488)

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding.	665,000,000	665,000,000	779,804,270
Basic loss per share	(0.2721)	(0.091)	(2.5525)
Diluted loss per share	(0.2721)	(0.091)	(2.5525)
Basic loss per ADS	(1.3605)	(0.4551)	(12.7627)
Diluted loss per ADS	(1.3605)	(0.4551)	(12.7627)